Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA ACORN TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	cat4_SupplementTextBlock
Supplement dated June 27, 2016
to the Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") of the following Fund:
Fund	Prospectus, Summary Prospectus and SAI Dated
Columbia Acorn Trust
Columbia Acorn International SelectSM	5/1/2016
1.	The table under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Management fees(c)	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(d)	0.42%	0.42%	0.30%	0.42%	0.35%	0.30%	0.42%
Total annual Fund operating expenses	1.56%	2.31%	1.19%	1.31%	1.24%	1.19%	1.31%
Less: Fee waivers and/or expense reimbursements(e)	(0.16%)	(0.16%)	(0.17%)	(0.16%)	(0.17%)	(0.17%)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.40%	2.15%	1.02%	1.15%	1.07%	1.02%	1.15%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Management fees have been restated to reflect current fees based on current asset levels and the contractual agreement of Columbia Wanger Asset Management, LLC (the Investment Manager), effective July 1, 2016, to permanently reduce the investment advisory fee paid by the Fund by 0.05% at all net asset levels.
(d)	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the Fund's net assets and changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
(e)	Effective July 1, 2016, the Investment Manager has contractually agreed to indefinitely waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.40% for Class A shares, 2.15% for Class C shares, 1.02% for Class I shares, 1.15% for Class R4 shares, 1.07% for Class R5 shares, 1.02% for Class Y shares and 1.15% for Class Z shares. This arrangement may only be modified or amended with approval from the Fund.
2.	The expense example table that appears under the caption "Fees and Expenses of the Fund – Example" in the "Summary of the Fund" section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$709	$993	$1,297	$2,158
Class C (assuming redemption of all shares at the end of the period)	$318	$673	$1,154	$2,483
Class C (assuming no redemption of shares)	$218	$673	$1,154	$2,483
Class I (whether or not shares are redeemed)	$104	$325	$ 563	$1,248
Class R4 (whether or not shares are redeemed)	$117	$365	$ 633	$1,398
Class R5 (whether or not shares are redeemed)	$109	$340	$ 590	$1,306
Class Y (whether or not shares are redeemed)	$121	$378	$ 654	$1,443
Class Z (whether or not shares are redeemed)	$117	$365	$ 633	$1,398

Columbia Acorn International Select
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cat4_SupplementTextBlock
Supplement dated June 27, 2016
to the Prospectus, Summary Prospectus and Statement of Additional Information ("SAI") of the following Fund:
Fund	Prospectus, Summary Prospectus and SAI Dated
Columbia Acorn Trust
Columbia Acorn International SelectSM	5/1/2016
1.	The table under the caption "Fees and Expenses of the Fund" in the "Summary of the Fund" section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes I, R4, R5, Y and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	1.00% (a)	1.00% (b)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I	Class R4	Class R5	Class Y	Class Z
Management fees(c)	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(d)	0.42%	0.42%	0.30%	0.42%	0.35%	0.30%	0.42%
Total annual Fund operating expenses	1.56%	2.31%	1.19%	1.31%	1.24%	1.19%	1.31%
Less: Fee waivers and/or expense reimbursements(e)	(0.16%)	(0.16%)	(0.17%)	(0.16%)	(0.17%)	(0.17%)	(0.16%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.40%	2.15%	1.02%	1.15%	1.07%	1.02%	1.15%
(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(c)	Management fees have been restated to reflect current fees based on current asset levels and the contractual agreement of Columbia Wanger Asset Management, LLC (the Investment Manager), effective July 1, 2016, to permanently reduce the investment advisory fee paid by the Fund by 0.05% at all net asset levels.
(d)	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the Fund's net assets and changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
(e)	Effective July 1, 2016, the Investment Manager has contractually agreed to indefinitely waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.40% for Class A shares, 2.15% for Class C shares, 1.02% for Class I shares, 1.15% for Class R4 shares, 1.07% for Class R5 shares, 1.02% for Class Y shares and 1.15% for Class Z shares. This arrangement may only be modified or amended with approval from the Fund.
2.	The expense example table that appears under the caption "Fees and Expenses of the Fund – Example" in the "Summary of the Fund" section of the Prospectus and the Summary Prospectus is hereby superseded and replaced with the following:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$709	$993	$1,297	$2,158
Class C (assuming redemption of all shares at the end of the period)	$318	$673	$1,154	$2,483
Class C (assuming no redemption of shares)	$218	$673	$1,154	$2,483
Class I (whether or not shares are redeemed)	$104	$325	$ 563	$1,248
Class R4 (whether or not shares are redeemed)	$117	$365	$ 633	$1,398
Class R5 (whether or not shares are redeemed)	$109	$340	$ 590	$1,306
Class Y (whether or not shares are redeemed)	$121	$378	$ 654	$1,443
Class Z (whether or not shares are redeemed)	$117	$365	$ 633	$1,398

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect current fees based on current asset levels and the contractual agreement of Columbia Wanger Asset Management, LLC (the Investment Manager), effective July 1, 2016, to permanently reduce the investment advisory fee paid by the Fund by 0.05% at all net asset levels.

		Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the Fund's net assets and changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
Columbia Acorn International Select | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.56%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.40%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 709
3 years	rr_ExpenseExampleYear03	993
5 years	rr_ExpenseExampleYear05	1,297
10 years	rr_ExpenseExampleYear10	2,158
1 year	rr_ExpenseExampleNoRedemptionYear01	709
3 years	rr_ExpenseExampleNoRedemptionYear03	993
5 years	rr_ExpenseExampleNoRedemptionYear05	1,297
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,158
Columbia Acorn International Select | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	2.31%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	2.15%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
1 year	rr_ExpenseExampleYear01	$ 318
3 years	rr_ExpenseExampleYear03	673
5 years	rr_ExpenseExampleYear05	1,154
10 years	rr_ExpenseExampleYear10	2,483
1 year	rr_ExpenseExampleNoRedemptionYear01	218
3 years	rr_ExpenseExampleNoRedemptionYear03	673
5 years	rr_ExpenseExampleNoRedemptionYear05	1,154
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,483
Columbia Acorn International Select | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	325
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	1,248
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	325
5 years	rr_ExpenseExampleNoRedemptionYear05	563
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,248
Columbia Acorn International Select | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	$ 117
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,398
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	365
5 years	rr_ExpenseExampleNoRedemptionYear05	633
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,398
Columbia Acorn International Select | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.35%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.24%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.07%
1 year	rr_ExpenseExampleYear01	$ 109
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	590
10 years	rr_ExpenseExampleYear10	1,306
1 year	rr_ExpenseExampleNoRedemptionYear01	109
3 years	rr_ExpenseExampleNoRedemptionYear03	340
5 years	rr_ExpenseExampleNoRedemptionYear05	590
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,306
Columbia Acorn International Select | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.30%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.19%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	$ 121
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	654
10 years	rr_ExpenseExampleYear10	1,443
1 year	rr_ExpenseExampleNoRedemptionYear01	121
3 years	rr_ExpenseExampleNoRedemptionYear03	378
5 years	rr_ExpenseExampleNoRedemptionYear05	654
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,443
Columbia Acorn International Select | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.89%	[2]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.31%
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[4]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	1.15%
1 year	rr_ExpenseExampleYear01	$ 117
3 years	rr_ExpenseExampleYear03	365
5 years	rr_ExpenseExampleYear05	633
10 years	rr_ExpenseExampleYear10	1,398
1 year	rr_ExpenseExampleNoRedemptionYear01	117
3 years	rr_ExpenseExampleNoRedemptionYear03	365
5 years	rr_ExpenseExampleNoRedemptionYear05	633
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,398

[1]	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
[2]	Management fees have been restated to reflect current fees based on current asset levels and the contractual agreement of Columbia Wanger Asset Management, LLC (the Investment Manager), effective July 1, 2016, to permanently reduce the investment advisory fee paid by the Fund by 0.05% at all net asset levels.
[3]	Other expenses have been restated and are based on estimated amounts for the Fund's current fiscal year, taking into consideration changes in the Fund's net assets and changes in the method of allocating transfer agent expenses among Class A, Class C, Class R4 and Class Z shares of the Fund.
[4]	Effective July 1, 2016, the Investment Manager has contractually agreed to indefinitely waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund's investment in other investment companies, if any) do not exceed the annual rates of 1.40% for Class A shares, 2.15% for Class C shares, 1.02% for Class I shares, 1.15% for Class R4 shares, 1.07% for Class R5 shares, 1.02% for Class Y shares and 1.15% for Class Z shares. This arrangement may only be modified or amended with approval from the Fund.
[5]	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.